Contracted concessional assets (Tables)	9 Months Ended
Sep. 30, 2019
Contracted concessional assets [Abstract]
Movements of contracted concessional assets
The detail of contracted concessional assets included in the heading ‘Contracted concessional assets’ as of September 30, 2019 and December 31, 2018 is as follows:

	Balance as of September 30, 2019	Balance as of December 31, 2018
	($ in thousands)
Contracted concessional assets cost	10,214,848	10,475,828
Amortization and impairment	(2,111,508)	(1,926,647)
Total	8,103,340	8,549,181